Financial and capital management - Maturity Analysis for Recognized Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum future lease payments under finance leases	$ 2,624
MLSE financial liability	135	$ 135	$ 135
Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	20,324	19,317	17,902
Gross carrying amount | Notes payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	3,201	3,151	2,649
Gross carrying amount | Loans secured by trade receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	919	$ 921	$ 931
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	10,226
Net interest receipts on cross currency basis swaps	(164)
MLSE financial liability	135
Total	35,168
Liquidity risk | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	866
Net interest receipts on cross currency basis swaps	(6)
MLSE financial liability	135
Total	5,760
Liquidity risk | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	751
Net interest receipts on cross currency basis swaps	(6)
MLSE financial liability	0
Total	2,711
Liquidity risk | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	709
Net interest receipts on cross currency basis swaps	(6)
MLSE financial liability	0
Total	3,322
Liquidity risk | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	648
Net interest receipts on cross currency basis swaps	(6)
MLSE financial liability	0
Total	2,657
Liquidity risk | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	581
Net interest receipts on cross currency basis swaps	(6)
MLSE financial liability	0
Total	2,435
Liquidity risk | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by trade receivables	6,671
Net interest receipts on cross currency basis swaps	(134)
MLSE financial liability	0
Total	18,283
Liquidity risk | Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum future lease payments under finance leases	2,624
Liquidity risk | Gross carrying amount | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum future lease payments under finance leases	586
Liquidity risk | Gross carrying amount | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum future lease payments under finance leases	513
Liquidity risk | Gross carrying amount | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum future lease payments under finance leases	344
Liquidity risk | Gross carrying amount | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum future lease payments under finance leases	276
Liquidity risk | Gross carrying amount | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum future lease payments under finance leases	238
Liquidity risk | Gross carrying amount | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum future lease payments under finance leases	667
Liquidity risk | Gross carrying amount | Long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	18,227
Liquidity risk | Gross carrying amount | Long-term debt | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	59
Liquidity risk | Gross carrying amount | Long-term debt | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,453
Liquidity risk | Gross carrying amount | Long-term debt | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	2,275
Liquidity risk | Gross carrying amount | Long-term debt | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,739
Liquidity risk | Gross carrying amount | Long-term debt | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,622
Liquidity risk | Gross carrying amount | Long-term debt | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	11,079
Liquidity risk | Gross carrying amount | Notes payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	3,201
Liquidity risk | Gross carrying amount | Notes payable | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	3,201
Liquidity risk | Gross carrying amount | Notes payable | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Notes payable | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Notes payable | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Notes payable | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Notes payable | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	919
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	919
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Gross carrying amount | Loans secured by trade receivables | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	$ 0